UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	VANGUARD HORIZON FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004		Market
		Value
Vanguard Global Equity Fund	Shares	(000)
COMMON STOCKS (96.4%)
Australia (1.4%)
Australia & New Zealand Bank Group Ltd.	194,093	$2,455
Santos Ltd.	454,000	2,305
Caltex Australia Ltd.	302,022	1,935
Iluka Resources Ltd.	460,516	1,451
WMC Resources Ltd.	378,479	1,378
Amcor Ltd.	208,286	1,001
Orica Ltd.	87,264	953
Alumina Ltd.	224,000	814
Rinker Group Ltd.	71,098	410
CSR Ltd.	71,098	114

		12,816

Canada (5.8%)
Imperial Oil Ltd.	192,900	9,551
Nortel Networks Corp.	2,462,530	9,013
Inco Ltd.	199,800	6,667
Rogers Communications, Inc. Class B	370,500	6,632
Alcan Inc.	160,300	6,342
BCE INC	164,300	3,459
Abitibi-Consolidated Inc.	469,000	3,070
Bombardier Inc. Class B	1,122,000	2,820
Agrium, Inc.	176,150	2,544
Fairmont Hotels & Resorts Inc.	69,500	1,784
Air Canada Class A	790,100	71

		51,953

China (0.1%)
The Guangshen Railway Co., Ltd.	2,303,500	672

		672

Denmark (0.6%)
William Demant A/S	49,800	1,790
Coloplast A/S B Shares	18,200	1,754
Vestas Wind Systems A/S	129,599	1,658

		5,202

Finland (0.9%)
Sampo Oyj A Shares	260,000	2,451
Metso Oyj	177,900	2,309
TietoEnator Oyj B Shares	82,620	2,298
M-Real Oyj B Shares	152,900	1,316

		8,374

France (3.2%)
Arcelor	208,920	3,469
Aventis SA	43,801	3,380
Cie. de St. Gobain SA	68,100	3,329
Carrefour SA	66,108	3,154
BNP Paribas SA	49,922	2,908
Alcatel SA	211,400	2,739
Groupe Danone	31,600	2,606
SCOR SA	1,392,900	1,996
AXA	95,900	1,971
Atos Origin SA	27,200	1,605
Thales SA	39,600	1,379
* JCDecaux SA	2,700	57

		28,593

Germany (1.6%)
BASF AG	55,800	2,975
E.On AG	40,320	2,870
Bayerische Motoren Werke AG	63,280	2,813
Fresenius Medical Care AG	37,300	2,713
Deutsche Post AG	87,400	1,754
Fresenius Medical Care AG ADR	44,544	1,086

		14,211

Hong Kong (6.3%)
Jardine Matheson Holdings Ltd.	806,502	9,839
Jardine Strategic Holdings Ltd.	1,398,500	7,692
New World Development Co., Ltd.	7,697,060	6,217
Henderson Land Development Co. Ltd.	1,210,000	5,321
Television Broadcasts Ltd.	1,177,000	4,844
Hysan Development Co., Ltd.	2,188,122	3,942
Hong Kong Aircraft & Engineering Co., Ltd.	602,000	2,987
Wheelock and Co. Ltd.	2,044,000	2,660
Hong Kong Exchanges & Clearing Ltd.	1,229,000	2,537
SmarTone Telecommunications Ltd.	2,302,290	2,509
i-CABLE Communications Ltd.	5,708,000	1,976
Hong Kong and Shanghai Hotels Ltd.	2,530,000	1,654
First Pacific Co. Ltd.	6,366,000	1,632
Next Media Ltd.	2,368,000	880
Mandarin Oriental International Ltd.	1,304,690	718
Asia Satellite Telecommunications
Holdings Ltd.	366,000	655

		56,063

Indonesia (0.8%)
PT Astra International Tbk	3,385,076	2,057
PT Gudang Garam Tbk	1,241,000	1,936
PT Bank Indonesia Tbk	42,293,129	1,273
PT Semen Gresik Tbk	1,333,000	1,197
PT Matahari Putra Prima Tbk	12,926,000	778
PT Citra Marga Nusaphala Persada Tbk	774,000	44
PT Mulia Industrindo Tbk	921,000	26

		7,311

Ireland (0.5%)
Independent News & Media PLC	972,018	2,223
Eircom Group PLC	688,900	1,194
Fyffes PLC	481,600	1,003

		4,420

Italy (1.3%)
Luxottica Group SpA ADR	188,100	3,224
Saipem SpA	280,100	2,667
Unicredito Italiano SpA	519,000	2,487
e.Biscom SpA	38,600	1,877
Fiat SpA	161,000	1,268
Natuzzi SpA-SP ADR	50,700	517

		12,040

Japan (11.2%)
Nippon Telegraph and Telephone Corp.	752	3,745
Hitachi Ltd.	566,000	3,453
Nippon Oil Corp.	556,000	3,417
FamilyMart Co., Ltd.	114,900	3,350
Sumitomo Mitsui Financial Group, Inc.	534	3,215
Japan Tobacco, Inc.	418	3,192
Kirin Brewery Co., Ltd.	326,000	3,188
Takeda Chemical Industries Ltd.	64,000	2,992
Sumitomo Electric Industries Ltd.	295,000	2,806
Tokyo Gas Co., Ltd.	780,000	2,785
Fuji Photo Film Co., Ltd.	80,000	2,397
Dai-Nippon Printing Co., Ltd.	168,000	2,377
Toyota Motor Corp.	56,000	2,251
Sumitomo Forestry Co.	218,000	2,197
East Japan Railway Co.	400	2,178
Aisin Seiki Co., Ltd.	97,900	2,139
Sumitomo Trust & Banking Co., Ltd.	334,000	1,954
Nippon Sanso Corp.	368,000	1,915
Matsushita Electric Industrial Co., Ltd.	140,000	1,864
Nippon Meat Packers, Inc.	151,000	1,841
Yamaha Motor Co., Ltd.	120,000	1,836
NGK Insulators Ltd.	220,000	1,733
Onward Kashiyama Co., Ltd.	126,000	1,716
Nintendo Co.	15,000	1,669
Tostem Inax Holding Corp.	82,000	1,666
Tanabe Seiyaku Co., Ltd.	200,000	1,658
Bank of Yokohama Ltd.	298,000	1,618
Sumitomo Metal Mining Co.	268,000	1,599
Ito-Yokado Co., Ltd.	40,000	1,554
Sankyo Co., Ltd.	41,000	1,545
Chiba Bank Ltd.	288,000	1,540
Kao Corp.	62,000	1,535
NTT DoCoMo, Inc.	866	1,507
Matsushita Electric Works, Ltd.	172,000	1,468
Secom Co., Ltd.	36,000	1,454
Ono Pharmaceutical Co., Ltd.	30,500	1,442
Nisshinbo Industries, Inc.	200,000	1,430
Mitsubishi Gas Chemical Co.	366,000	1,412
Sompo Japan Insurance Inc.	142,000	1,400
Mitsubishi Corp.	142,000	1,366
Nippon Suisan Kaisha Ltd.	508,000	1,317
Toyo Seikan Kaisha Ltd.	82,000	1,295
Shiseido Co., Ltd.	102,000	1,268
Koito Manufacturing Co., Ltd.	156,000	1,237
Toppan Forms Co., Ltd.	87,600	1,126
Ryosan Co., Ltd.	48,500	1,064
Kinden Corp.	164,000	1,001
Tokyo Broadcasting System, Inc.	58,000	988
Daifuku Co., Ltd.	156,000	784
Kawasaki Heavy Industries Ltd.	468,000	684
Lion Corp.	108,000	620
Tokyo Ohka Kogyo Co., Ltd.	35,400	619
Dentsu Inc.	227	578
Lintec Corp.	38,000	510
Noritake Co., Ltd.	122,000	501
Yamatake Corp.	50,000	498
Nippon Broadcasting System, Inc.	10,000	494
Inabata & Co., Ltd.	49,000	369
Omron Corp.	16,700	357
Fujitsu Fronttec Ltd.	32,700	289
Tsuzuki Denki Co., Ltd.	20,000	79

		100,082

Malaysia (1.7%)
Resorts World Bhd	1,918,000	4,568
CIMB Bhd	1,706,000	2,424
British American Tobacco Bhd	155,000	2,080
Commerce Asset Holdings Bhd	1,417,000	1,745
Carlsberg Brewery Malaysia Bhd	506,500	1,426
PPB Group Bhd	597,000	1,005
Malaysian Airline System Bhd	623,000	784
Multi-Purpose Holdings Bhd	2,540,000	782
Kumpulan Guthrie Bhd	1,047,000	653
Multi-Purpose Holdings Bhd
Warrants Exp. 2/26/2009	254,000	33

		15,500

Mexico (0.1%)
America Movil SA de CV Series L ADR	15,400	550
Telefonos de Mexico SA Class L ADR	16,000	494

		1,044

Netherlands (2.1%)
Royal Dutch Petroleum Co.	98,700	4,952
Koninklijke (Royal) Philips Electronics NV	145,071	3,518
Heineken NV	110,750	3,471
Koninklijke KPN NV	307,854	2,276
Koninklijke Nedlloyd NV	65,021	2,245
Wolters Kluwer NV	67,392	1,134
Koninklijke Boskalis Westminster NV	33,374	861

		18,457

New Zealand (0.4%)
Telecom Corp. of New Zealand Ltd.	498,217	1,932
Carter Holt Harvey Ltd.	960,000	1,345
Wrightson Ltd.	55,783	50

		3,327

Norway (0.3%)
DnB NOR ASA	235,500	1,615
Schibsted ASA	80,400	1,412

		3,027

Philippines (1.7%)
Ayala Corp.	70,480,800	7,051
Globe Telecom, Inc.	346,300	5,289
ABS-CBN Broadcasting Corp.	3,858,000	1,413
Jollibee Foods Corp.	2,999,000	1,313

		15,066

Singapore (1.4%)
SembCorp Marine Ltd.	4,717,000	2,851
BIL International Ltd.	4,927,000	2,233
Great Eastern Holdings Ltd.	309,000	2,083
Overseas Union Enterprise Ltd.	391,000	1,670
Singapore Press Holdings Ltd.	603,925	1,509
United Industrial Corp., Ltd.	2,724,000	1,433
Haw Par Brothers International Ltd.	263,000	731

		12,510

South Africa (4.1%)
Pretoria Portland Cement Co., Ltd.	194,900	5,255
RMB Holdings Ltd.	1,727,200	4,434
Kersaf Investment Ltd.	640,081	4,085
Nedcor Ltd.	377,247	3,596
Anglo American PLC	167,445	3,559
Edgars Consolidated Stores Ltd.	105,449	2,682
FirstRand Ltd.	1,625,600	2,604
JD Group Ltd.	358,646	2,537
Venfin Ltd.	594,190	1,868
Gold Fields Ltd.	160,040	1,650
Aveng Ltd.	1,083,400	1,279
AngloGold Ltd.	34,000	1,121
AngloGold Ashanti Ltd. ADR	33,599	1,102
Hosken Consolidated Investments Ltd.	1,103,148	616

		36,388

South Korea (0.1%)
Samsung Electronics Co., Ltd.	950	339
Kookmin Bank	7,000	192
Hyundai Motor Co. Ltd.	5,000	186
POSCO	1,000	136
Korea Electric Power Corp.	5,000	84

		937

Spain (1.8%)
Acerinox SA	279,200	3,869
Banco Popular Espanol SA	65,000	3,501
Acciona SA	49,900	2,982
NH Hoteles SA	167,240	1,812
Telefonica SA	122,440	1,785
Sogecable SA	45,947	1,701
Viscofan SA	58,000	538
Prosegur Cia de Seguridad SA (Registered)	20,000	315

		16,503

Sweden (1.4%)
Telefonaktiebolaget LM Ericsson AB Class B	1,359,700	3,632
Svenska Handelsbanken AB A Shares	188,000	3,503
Svenska Cellulosa AB B Shares	64,200	2,376
Assa Abloy AB	190,900	2,264
Hoganas AB B Shares	48,350	1,106

		12,881

Switzerland (1.7%)
Novartis AG (Registered)	86,840	3,886
Cie. Financiere Richemont AG	128,700	3,325
SGS Societe Generale de Surveillance
Holding SA (Registered)	5,650	3,043
Adecco SA (Registered)	39,300	1,825
Geberit AG	2,140	1,438
* Logitech International SA	26,900	1,164
Publigroupe SA	3,140	888

		15,569

Thailand (3.1%)
Siam Cement PLC Non-Voting
Depositary Receipts	1,690,200	9,654
Advanced Information Services
Co. Ltd. (Foreign)	2,604,000	6,050
Siam Cement PLC (Foreign)	807,800	4,770
* Kasikornbank Public Co. Ltd. (Foreign)	2,496,000	2,869
MBK Development Public Co. Ltd. (Foreign)	901,000	1,090
National Finance & Securities PLC (Foreign)	2,571,000	852
Siam Commercial Bank PLC (Foreign)	568,000	619
Golden Land Property Development Public Co.
Ltd. Non-Voting Depositary Receipts	2,442,465	479
GMM Grammy Public Co. Ltd.
Non-Voting Depositary Receipts	997,000	386
GMM Grammy Public Co. Ltd. (Foreign)	642,000	249
Post Publishing Public Co. Ltd.	1,300,000	171
Matichon PLC (Foreign)	25,000	54
Golden Land Property Development
Public Co. Ltd. (Foreign)	225,645	45

		27,288

United Kingdom (11.6%)
Shell Transport & Trading Co. PLC	684,300	4,959
Rio Tinto PLC	171,400	4,466
Hanson Building Materials PLC	600,050	4,171
Barclays PLC	478,400	4,002
BAE Systems PLC	1,007,900	3,918
Diageo PLC	307,028	3,805
Abbey National PLC	351,400	3,623
Reed Elsevier PLC	401,800	3,558
Arriva PLC	457,633	3,464
Reckitt Benckiser PLC	122,790	3,358
Tesco PLC	723,400	3,348
BAA PLC	299,600	3,048
Associated British Ports Holdings PLC	401,400	2,945
Boots Group PLC	235,600	2,926
Carnival PLC	59,714	2,921
Pilkington PLC	1,652,200	2,884
Cable and Wireless PLC	1,453,000	2,867
Vodafone Group PLC	1,296,600	2,812
BP PLC	296,800	2,785
The Sage Group PLC	832,900	2,616
Stagecoach Group PLC	1,597,040	2,556
Intertek Testing Services PLC	246,800	2,500
Provident Financial PLC	227,556	2,338
Amvescap PLC	423,500	2,179
Capita Group PLC	383,500	2,134
ICAP PLC	546,800	2,113
Compass Group PLC	357,035	2,076
Hilton Group PLC	434,200	2,059
Smiths Group PLC	145,010	1,925
ITV PLC	953,535	1,812
WPP Group PLC	195,000	1,803
Enodis PLC	941,400	1,558
Kidde PLC	685,400	1,483
BT Group PLC	428,200	1,470
Enterprise Inns PLC	142,800	1,384
Invensys PLC	4,569,000	1,329
Rentokil Initial PLC	363,000	937
Devro PLC	347,200	717
TBI PLC	580,000	712
Bunzl PLC	88,000	704
EMI Group PLC	169,500	692
Travis Perkins PLC	25,100	598
Sygen International PLC	408,600	234
MyTravel Group PLC	748,200	88

		103,877

United States (31.2%)
Auto & Transportation (2.3%)
Burlington Northern Santa Fe Corp.	206,600	7,330
Northwest Airlines Corp. Class A	656,200	5,663
Kansas City Southern	252,800	3,696
AMR Corp.	411,000	3,465
Consumer Discretionary (8.0%)
Costco Wholesale Corp.	324,700	13,202
Liberty Media Corp.	919,004	7,793
International Speedway Corp.	142,350	7,408
Hollinger International, Inc.	432,000	7,150
Waste Management, Inc.	238,700	6,717
Sabre Holdings Corp.	247,730	6,325
J.C. Penney Co., Inc. (Holding Co.)	150,700	6,028
Ethan Allen Interiors, Inc.	146,800	5,454
Liberty Media International Inc. Class A	172,690	5,384
* PRIMEDIA Inc.	2,101,000	5,042
Learning Tree International, Inc.	105,100	1,325
Liberty Media International Inc.
Rights Exp. 8/23/2004	34,538	208
Consumer Staples (1.3%)
Altria Group, Inc.	147,800	7,035
Sara Lee Corp.	193,000	4,238
Financial Services (4.3%)
Moody's Corp.	119,200	8,118
Mercury General Corp.	119,500	5,632
American Express Co.	110,897	5,573
Unitrin, Inc.	125,800	5,240
MBIA, Inc.	96,400	5,204
The Goldman Sachs Group, Inc.	51,300	4,524
MGIC Investment Corp.	58,800	4,175
Health Care (3.4%)
Schering-Plough Corp.	673,800	13,112
IMS Health, Inc.	359,030	8,703
Bristol-Myers Squibb Co.	214,100	4,903
Baxter International, Inc.	122,300	3,678
Materials & Processing (1.2%)
* Scotts Co.	110,000	6,710
PPG Industries, Inc.	75,700	4,463
Producer Durables (1.1%)
* Xerox Corp.	720,800	9,990
Technology (4.4%)
Lucent Technologies, Inc.	2,972,400	9,066
* Sun Microsystems, Inc.	1,973,400	7,795
Dell Inc.	151,000	5,356
Apple Computer, Inc.	157,000	5,077
Microsoft Corp.	121,600	3,461
Intel Corp.	128,300	3,128
* Unisys Corp.	293,400	3,004
Raytheon Co.	81,500	2,734
Utilities(4.1%)
Nextel Communications, Inc.	425,300	9,680
SBC Communications Inc.	297,716	7,544
Comcast Corp. Special Class A	278,500	7,464
* Qwest Communications International Inc.	1,826,100	7,104
* UnitedGlobalCom Inc. Class A	792,064	5,022
Other (1.1%)
Berkshire Hathaway Inc. Class B	3,490	10,100

		280,023

TOTAL COMMON STOCKS
(Cost $719,702)		864,134

TEMPORARY CASH INVESTMENT (8.3%)

Vanguard Market Liquidity Fund, 1.33%**	74,139,641	74,139

TOTAL TEMPORARY CASH INVESTMENT
(Cost $74,139)		74,139

TOTAL INVESTMENTS (104.7%)
(Cost $793,841)		938,273

OTHER ASSETS AND LIABILITIES (-4.7%)		(42,155)

NET ASSETS (100%)		$896,118

*Non-income producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $794,823,000. Net unrealized appreciation of investment securities for tax purposes was $143,450,000, consisting of unrealized gains of $168,747,000 on securities that had risen in value since their purchase and $25,297,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.